Long-Term Debt Guarantor Disclosure	12 Months Ended
Dec. 31, 2018
Long Term Debt Guarantor Disclosure [Abstract]
Long-Term Debt Guarantor Disclosure

NOTE 27. LONG-TERM DEBT GUARANTOR DISCLOSURE

Condensed Consolidating Statement of Financial Position as at December 31, 2018

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Assets
Cash	$28,626	$37,138	$30,862	$—	$96,626
Other current assets	4,798	308,450	93,166	3	406,417
Intercompany receivables	51,616	1,887,405	80,735	(2,019,756)	—
Investments in subsidiaries	4,522,964	68	—	(4,523,032)	—
Assets held for sale	—	19,658	—	—	19,658
Property, plant and equipment	55,430	2,541,060	441,509	613	3,038,612
Intangibles	33,548	1,853	—	—	35,401
Goodwill	—	—	—	—	—
Other long-term assets	—	46,620	5,479	(12,770)	39,329
Total assets	$4,696,982	$4,842,252	$651,751	$(6,554,942)	$3,636,043
Liabilities and shareholders’ equity
Current liabilities	$42,211	$190,239	$49,712	$—	$282,162
Intercompany payables and debt	1,918,306	60,101	41,349	(2,019,756)	—
Long-term debt	1,706,253	—	—	—	1,706,253
Other long-term liabilities	88,983	13,160	503	(12,770)	89,876
Total liabilities	3,755,753	263,500	91,564	(2,032,526)	2,078,291
Shareholders’ equity	941,229	4,578,752	560,187	(4,522,416)	1,557,752
Total liabilities and shareholders’ equity	$4,696,982	$4,842,252	$651,751	$(6,554,942)	$3,636,043

Condensed Consolidating Statement of Financial Position as at December 31, 2017

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Assets
Cash	$20,843	$5,422	$38,816	$—	$65,081
Other current assets	38,558	261,883	76,221	3	376,665
Intercompany receivables	93,662	2,669,280	84,861	(2,847,803)	—
Investments in subsidiaries	4,822,876	61	—	(4,822,937)	—
Property, plant and equipment	64,605	2,659,831	449,917	(529)	3,173,824
Intangibles	25,644	2,472	—	—	28,116
Goodwill	—	205,167	—	—	205,167
Other long-term assets	—	53,908	3,051	(12,881)	44,078
Total assets	$5,066,188	$5,858,024	$652,866	$(7,684,147)	$3,892,931
Liabilities and shareholders’ equity
Current liabilities	$36,331	$124,482	$48,812	$—	$209,625
Intercompany payables and debt	1,795,141	1,000,167	52,495	(2,847,803)	—
Long-term debt	1,730,437	—	—	—	1,730,437
Other long-term liabilities	135,053	17,978	2,383	(12,881)	142,533
Total liabilities	3,696,962	1,142,627	103,690	(2,860,684)	2,082,595
Shareholders’ equity	1,369,226	4,715,397	549,176	(4,823,463)	1,810,336
Total liabilities and shareholders’ equity	$5,066,188	$5,858,024	$652,866	$(7,684,147)	$3,892,931

Condensed Consolidating Statement of Loss for the Year ended December 31, 2018

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenue	$104	$1,356,913	$191,131	$(6,959)	$1,541,189
Operating expense	83	950,058	124,689	(6,959)	1,067,871
General and administrative expense	52,638	49,305	10,444	—	112,387
Other recoveries	(14,200)	—	—	—	(14,200)
Earnings (loss) before income taxes, equity in loss of subsidiaries, gain on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of goodwill and depreciation and amortization	(38,417)	357,550	55,998	—	375,131
Depreciation and amortization	6,882	298,019	60,542	217	365,660
Impairment of goodwill	—	207,544	—	—	207,544
Foreign exchange	4,819	(443)	(359)	—	4,017
Finance charges	126,758	(233)	653	—	127,178
Gain on redemption and repurchase of unsecured senior notes	(5,672)	—	—	—	(5,672)
Equity in loss of subsidiaries	168,975	—	—	(168,975)	—
Loss before income taxes	(340,179)	(147,337)	(4,838)	168,758	(323,596)
Income taxes	(46,125)	13,863	2,936	—	(29,326)
Net loss	$(294,054)	$(161,200)	$(7,774)	$168,758	$(294,270)

Condensed Consolidating Statement of Earnings (Loss) for the Year ended December 31, 2017

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Revenue	$89	$1,138,049	$190,401	$(7,315)	$1,321,224
Operating expense	138	809,233	124,115	(7,315)	926,171
General and administrative expense	35,605	44,932	9,535	—	90,072
Earnings (loss) before income taxes, equity in loss of subsidiaries, loss on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of property, plant and equipment and depreciation and amortization	(35,654)	283,884	56,751	—	304,981
Depreciation and amortization	13,118	302,958	61,450	220	377,746
Impairment of property, plant and equipment	—	15,313	—	—	15,313
Foreign exchange	(2,375)	(889)	294	—	(2,970)
Finance charges	138,027	(68)	(31)	—	137,928
Loss on redemption and repurchase of unsecured senior notes	9,021	—	—	—	9,021
Equity in loss of subsidiaries	(12,383)	—	—	12,383	—
Loss before income taxes	(181,062)	(33,430)	(4,962)	(12,603)	(232,057)
Income taxes	(47,567)	(59,120)	6,666	—	(100,021)
Net income (loss)	$(133,495)	$25,690	$(11,628)	$(12,603)	$(132,036)

Condensed Consolidating Statement of Comprehensive Income (Loss) for the Year ended December 31, 2018

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net loss	(294,054)	(161,200)	(7,774)	168,758	$(294,270)
Other comprehensive income (loss)	(145,226)	129,804	45,190	636	30,404
Comprehensive Income (loss)	$(439,280)	$(31,396)	$37,416	$169,394	$(263,866)

Condensed Consolidating Statement of Comprehensive Loss for the Year ended December 31, 2017

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net income (loss)	$(133,495)	$25,690	$(11,628)	$(12,603)	$(132,036)
Other comprehensive income (loss)	121,699	(110,717)	(35,661)	(167)	(24,846)
Comprehensive loss	$(11,796)	$(85,027)	$(47,289)	$(12,770)	$(156,882)

Condensed Consolidating Statement of Cash Flow for the Year ended December 31, 2018

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash provided by (used in):
Operations	$(102,901)	$351,782	$44,453	$—	$293,334
Investments	277,501	(75,740)	(16,253)	(286,302)	(100,794)
Financing	(169,085)	(247,017)	(39,285)	286,302	(169,085)
Effects of exchange rate changes on cash and cash equivalents	2,268	2,691	3,131	—	8,090
Increase (decrease) in cash and cash equivalents	7,783	31,716	(7,954)	—	31,545
Cash and cash equivalents, beginning of year	20,843	5,422	38,816	—	65,081
Cash and cash equivalents, end of year	$28,626	$37,138	$30,862	$—	$96,626

Condensed Consolidating Statement of Cash Flow for the Year ended December 31, 2017

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash provided by (used in):
Operations	$(160,698)	$243,364	$33,889	$—	$116,555
Investments	191,638	(58,942)	(11,152)	(212,694)	(91,150)
Financing	(73,784)	(190,360)	(22,334)	212,694	(73,784)
Effects of exchange rate changes on cash and cash equivalents	1,893	(1,778)	(2,360)	—	(2,245)
Decrease in cash and cash equivalents	(40,951)	(7,716)	(1,957)	—	(50,624)
Cash and cash equivalents, beginning of year	61,794	13,138	40,773	—	115,705
Cash and cash equivalents, end of year	$20,843	$5,422	$38,816	$—	$65,081